Income Taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 99,013	$ 95,219
Change in current tax expense estimated for prior years	(658)	(3,090)
Current tax expense (income) and adjustments for current tax of prior periods	98,355	92,129
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	14,667	(13,079)
Adjustments recognized in the current year with respect to prior years	433	(5,003)
Benefit from previously unrecognized losses, and other temporary differences	(42,379)	0
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	4,481	(2,779)
Deferred tax expense	(22,798)	(20,861)
Income taxes expense	$ 75,557	$ 71,268